Schedule of future minimum lease payments (Details)	Dec. 31, 2022 USD ($)
Leases
Operating lease payments, 2023	$ 81,522
Finance lease payments, 2023	8,151
Total 2023	89,673
Operating lease payments, 2024
Finance lease payments, 2024	15,614
Total 2024	15,614
Total Operating lease payments	81,522
Total Finance lease payments	23,765
Total lease payments	105,287
Total Operating lease payments, discount	(1,563)
Total Finance lease payments, discount	(1,564)
Total lease payments	(3,127)
Present value of lease liabilities, operating lease payments	79,959
Present value of lease liabilities, finance lease payments	22,201
Total lease payments	$ 102,160